General and administrative expense and Termination benefits (Tables)	12 Months Ended
Dec. 31, 2022
General and administrative expense [Abstract]
Schedule of general and administrative expense
General and administrative expense is comprised of the following:

	For the year ended December 31,
	2020	2021	2022
In thousands of USD	Restated	Restated
Staff Costs	66,976	83,549	63,841
Occupancy Costs	1,589	1,740	2,648
Professional fees	12,899	18,250	11,952
Travel and entertainment	1,735	1,910	3,458
Office and related expenses	7,361	7,332	8,905
Bank fees & payment costs	715	646	778
Bad debt expense / reversal	5,582	1,711	6,523
Tax expenses	14,747	11,125	11,214
Depreciation and amortization	9,282	9,656	11,646
Other general and administrative expense	9,905	5,801	4,884
General and administrative expense	130,791	141,720	125,849